Equity method investments, net - Summary of the condensed financial information of the Group's equity investment under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Long term investments, net
Net income (loss)	¥ 535,062	$ 75,362	¥ (23,782,511)	¥ (49,334,578)
Current assets	65,475,200		51,052,061		$ 9,221,989
Non-current assets	78,351,294		80,161,211		11,035,549
Current liabilities	28,544,764		20,248,470		4,020,446
Non-current liabilities	2,236,445		1,540,104		314,997
Convertible redeemable preferred shares and non-controlling interests	¥ 15,075,618		14,079,933		$ 2,123,356
Various equity method investees | Minimum
Long term investments, net
Shareholding interests	3.00%				3.00%
Various equity method investees | Maximum
Long term investments, net
Shareholding interests	5.00%				5.00%
Equity investments under equity method
Long term investments, net
Revenue	¥ 11,749,558		8,906,174	7,549,918
Gross profit (loss)	2,748,455		1,712,738	(4,257,022)
Income (loss) from operations	1,631,031		(1,248,914)	(16,489,595)
Net income (loss)	1,393,547		(2,468,292)	1,999,569
Current assets	53,386,574		52,797,753	54,810,598
Non-current assets	23,584,221		14,891,760	17,656,885
Current liabilities	46,749,844		38,391,255	31,611,814
Non-current liabilities	¥ 1,876,198		¥ 3,308,611	5,536,458
Convertible redeemable preferred shares and non-controlling interests				¥ 7,160,924